CRITICAL ACCOUNTING POLICIES AND ESTIMATES	12 Months Ended
Dec. 31, 2022
CRITICAL ACCOUNTING POLICIES AND ESTIMATES
CRITICAL ACCOUNTING POLICIES AND ESTIMATES

2.    CRITICAL ACCOUNTING POLICIES AND ESTIMATES

The preparation of these Consolidated Financial Statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires Senior Management to make judgements in applying the accounting standards to define Grupo Supervielle’s accounting policies.

Grupo Supervielle has identified the following areas which involve a higher degree of judgement or complexity, or areas where assumptions and estimates are material for these Consolidated Financial Statements which are essential to understand the underlying accounting/financial reporting risks:

a-    Fair value of financial instruments that do not have an active market

The fair value of financial instruments not listed in active markets is determined by using valuation techniques. Such techniques are regulary validated and reviewed by qualified personnel independent from the area which developed them. All models are assessed and adjusted before being used in order to ensure that results reflect current information and comparable market prices. As long as possible, models rely on observable inputs only; however, certain factors such as implicit rates in the last available tender for similar securities and spot rate curves, require the use of estimates. Changes in the assumptions of these factors may affect the reported fair value of financial instruments.

b-    Allowances for loan losses

The  Group recognizes the allowance for loan losses under the expected credit loss method included in IFRS 9. The most significant judgements of the model relate to defining what is considered to be a significant increase in credit risk and in making assumptions and estimates to incorporate relevant information about past events, current conditions and forecasts of economic conditions. The impact of the forecasts of economic conditions are determined based on the weighted average of three internally developed macroeconomic scenarios that take into consideration Grupo Supervielle’s economic outlook as derived through forecast macroeconomic variables, which include inflation rate, monthly economic activity estimator, exchange rate, interest rate, loans growth, quantity of private sector employment and private sector wage. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective.

Note 1.11 provides more detail of how the expected credit loss allowance is calculated.

c-    Impairment of Non-Financial Assets

Intangible assets with definite useful life and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. Grupo Supervielle monitors the conditions associated with these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term and whether there are impairment indicators.

Grupo Supervielle has applied judgment in the identification of impairment indicators for property, plant and equipment and intangible assets.

The evaluation process for potential impairment of an asset of indefinite useful life is subject to and require a significant judgment in many points over the course of the analysis, including the identification of its cash-generating unit, the identification and allocation of assets and liabilities to a cash-generating unit and the definition of their recoverable value. The recoverable value is compared with the carrying value in order to  determine the impairment. When calculating the recoverable value of the cash-generating unit in virtue of the assessment of annual or regular impairment, Grupo Supervielle uses estimates and significant judgments on future cash flows of the cash-generating unit. Its cash flow forecasts are based on assumptions that account for the best use of its cash-generating unit.

Although Grupo Supervielle believes that assumptions and forecasts used are suitable in virtue of the information available, changes in assumptions or circumstances may require changes in the assessment. Negative changes in assumptions utilized in an impairment tests of  indefinite useful life intangible assets may result in the reduction or removal of the excess of fair value over the book value, which would result in the potential recognition of impairment.

d-    Income tax and deferred tax

A significant judgment is required to determine liabilities and assets from current and deferred taxes. The current tax is measured at the amount expected to be paid to the taxation authority using the tax rates that have been enacted or substantially enacted by the end of the reporting period. The deferred tax is measured over temporary differences between tax basis of assets and liabilities and book values at the tax rates that are impairment indicators.

Assets from deferred tax are recognized upon the possibility of relying on future taxable earnings against which temporary differences can be used, based on the Senior Management´s assumptions regarding amounts and opportunities of future taxable earnings. Later, it is necessary to determine whether assets from deferred tax are likely to be used and set off future taxable earnings. Real results may differ from estimates, such as changes in tax legislation or the result of the final review of affidavits issued by tax authorities and tax courts.

Likely future tax earnings and the number of tax benefits are based on a medium term business plan prepared by the administration. Such plan is based on reasonable expectations.